Financial instruments - Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 1,742.9	€ 1,395.1
Gain (loss) on hedge ineffectiveness	0.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	49.1	20.7
Total liabilities	(36.9)	(69.2)
Total	12.2	(48.5)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	13.4	2.1
Total liabilities	(1.5)	(7.8)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Notional amount	312.9
Total assets	35.7	18.6
Total liabilities	35.4	61.4
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 10.9	€ 11.1